COMMITMENTS AND CONTINGENCIES. (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leases
2019	$ 45
2020	45
2021	33
2022
2023
Thereafter
Total minimum payments	123
Obligations due within one year	(45)	$ (592)
Long-term obligations under capital leases	78	$ 123
Operating Leases
2019	10,207
2020	8,423
2021	5,441
2022	5,233
2023	4,511
Thereafter	8,413
Total minimum payments	$ 42,228